RIGHT-OF-USE ASSET AND LEASE LIABILITY	6 Months Ended
Mar. 31, 2024
Right-of-use Asset And Lease Liability
RIGHT-OF-USE ASSET AND LEASE LIABILITY

6. RIGHT-OF-USE ASSET AND LEASE LIABILITY

As of March 31, 2024, the Company has one long-term operating lease for its corporate headquarters located at 10 Times Square, 30th Floor, New York, New York 10018. Lease components in the Company’s long-term operating lease are accounted for following the guidance in ASC 842 for the capitalization of long-term leases. At March 31, 2024, the lease liability is equal to the present value of the remaining lease payments, discounted using a borrowing rate based on similar debt. Lease activity for the three and six months ended March 31, 2024 and 2023, was as follows:

Balance sheet information related to the Company’s leases is presented below:

Operating leases:	March 31, 2024	September 30, 2023
Operating right-of-use asset	$1,914,778	$—
Operating lease liability, current	280,951	—
Operating lease liability, long-term	1,628,591	—

The following provides details of the Company’s lease expense:

	Three Months Ended March 31,		Six Months Ended March 31,
Lease cost:	2024	2023	2024	2023
Operating lease cost	$28,369	$—	$28,369	$—

Other information related to leases is presented below:

Cash paid for amounts included in the	Three Months Ended March 31,		Six Months Ended March 31,
measurement of lease liabilities:	2024	2023	2024	2023
Operating cash outflows from operating leases	$33,605	$—	$33,605	$—

March 31, 2024
Weighted-average discount rate – operating lease	13.5%
Weighted-average remaining lease term – operating lease (in years)	7.3

As of March 31, 2024, the expected annual minimum lease payments of the Company’s operating lease liabilities were as follows:

For the Years Ended September 30,
2024	$100,815
2025	339,411
2026	418,508
2027	428,971
2028	439,695
Thereafter	1,306,255
Total future minimum lease payments, undiscounted	3,033,655
Less: Imputed interest for leases in excess of one year	(1,124,113)
Present value of future minimum lease payments	1,909,542
Less: Current portion of lease liabilities	(280,951)
Total lease liabilities less current portion	$1,628,591

NANO NUCLEAR ENERGY INC. AND SUBSIDIARIES

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

As of March 31, 2024

(Unaudited)